Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FG Group Holdings Inc [Member]
Employee-related		$ 1,466	$ 1,399
Legal and professional fees		521	822
Warranty obligation		475	309
Interest and taxes		736	653
Post-retirement benefit obligation		18	15
Other		326	168
Total		3,542	3,366
Strong Global Entertainment Inc [Member]
Employee-related	$ 1,196	1,425	1,243
Legal and professional fees	418	381	462
Warranty obligation	367	475	309
Interest and taxes	654	546	294
Other	340	285	377
Total	$ 2,975	$ 3,112	$ 2,685